Pioneer Municipal High Income Advantage Fund, Inc.
Schedule of Investments  |  June 30, 2022

Ticker Symbol: MAV

Schedule of Investments  |  6/30/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 178.1%
	Municipal Bonds — 178.1% of Net Assets(a)
	Alabama — 1.9%
5,000,000	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, 5.25%, 5/1/44 (144A)	$ 4,435,550
	Total Alabama	$4,435,550
	Arizona — 2.6%
4,000,000(b)	City of Phoenix, 5.00%, 7/1/27	$ 4,412,600
1,970,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	1,757,358
27,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	27,110
	Total Arizona	$6,197,068
	Arkansas — 1.0%
2,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 2,403,800
	Total Arkansas	$2,403,800
	California — 10.9%
2,500,000	Bay Area Toll Authority, Series F-2, 2.60%, 4/1/56	$ 1,694,425
38,610,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	8,663,312
1,845,000	California Educational Facilities Authority, Stanford University, 5.25%, 4/1/40	2,248,834
2,000,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.00%, 6/1/46	2,440,560
2,865,000(d)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	2,906,800
1,875,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.875%, 11/1/43	1,932,900
1,000,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/49	1,009,520
1,500,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	1,514,280
2,695,000(b)(d)	Coast Community College District, Election 2012, Series D, 5.00%, 8/1/31	3,034,570
	Total California	$25,445,201
	Colorado — 2.1%
1,500,000(d)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.00%, 9/1/43	$ 1,608,345
1Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/22

Principal Amount USD ($)		Value
	Colorado — (continued)
500,000	Colorado Health Facilities Authority, Series A, 4.00%, 8/1/37	$ 484,830
1,000,000	Colorado Health Facilities Authority, Series A, 4.00%, 8/1/39	955,280
1,000,000	Colorado Health Facilities Authority, Series A, 4.00%, 8/1/44	931,470
1,000,000	Colorado Health Facilities Authority, Series A, 4.00%, 8/1/49	876,960
	Total Colorado	$4,856,885
	Connecticut — 4.0%
2,035,000	Mohegan Tribal Finance Authority, 7.00%, 2/1/45 (144A)	$ 2,064,569
7,200,000(b)	State of Connecticut, Series E, 4.00%, 9/1/30	7,367,184
	Total Connecticut	$9,431,753
	District of Columbia — 3.1%
350,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.50%, 5/15/33	$ 373,429
6,825,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	6,946,212
	Total District of Columbia	$7,319,641
	Florida — 12.0%
2,500,000	Collier County Water-Sewer District, 4.00%, 7/1/43	$ 2,593,725
2,500,000	County of Hillsborough, 3.00%, 8/1/46	2,108,925
5,000,000	County of Miami-Dade, Water & Sewer System Revenue, Series A, 4.00%, 10/1/44	4,909,650
1,200,000	Florida Development Finance Corp., 5.00%, 6/1/51	994,692
4,255,000	Hillsborough County Industrial Development Authority, Tampa General Hospital, 3.50%, 8/1/55	3,108,575
2,500,000	JEA Water & Sewer System Revenue, Series A, 3.00%, 10/1/40	2,157,850
7,035,000(b)	State of Florida, Capital Outlay, Series A, 4.00%, 6/1/38	7,232,402
5,000,000	State of Florida Department of Transportation Turnpike System Revenue, Series A, 4.00%, 7/1/32	5,069,700
	Total Florida	$28,175,519
	Georgia — 8.6%
6,000,000	Brookhaven Development Authority, 4.00%, 7/1/49	$ 5,786,220
Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/222

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Georgia — (continued)
5,000,000	City of Atlanta Water & Wastewater Revenue, Series A, 5.00%, 11/1/34	$ 5,449,800
8,750,000	Private Colleges & Universities Authority, Emory University, Series A, 5.00%, 10/1/43	8,961,925
	Total Georgia	$20,197,945
	Idaho — 0.9%
2,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$ 2,005,760
	Total Idaho	$2,005,760
	Illinois — 2.4%
1,000,000(b)	Chicago Board of Education, Series A, 7.00%, 12/1/46 (144A)	$ 1,114,160
140,903(c)	Illinois Finance Authority, 11/15/52	2,746
223,202(e)	Illinois Finance Authority, Series A-3, 5.25%, 11/15/52	147,724
965,000	Illinois Housing Development Authority, Series B, 2.15%, 10/1/41 (GNMA FNMA FHLMC COLL Insured)	761,356
3,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/52	2,556,570
1,015,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	964,250
	Total Illinois	$5,546,806
	Indiana — 0.4%
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	$ 1,024,060
	Total Indiana	$1,024,060
	Louisiana — 0.1%
325,000	Opelousas General Hospital Authority, Opelousas General Health System Project, 5.75%, 10/1/23	$ 325,722
	Total Louisiana	$325,722
	Maine — 1.5%
3,500,000	Maine Turnpike Authority, Series A, 5.00%, 7/1/42	$ 3,500,000
	Total Maine	$3,500,000
	Maryland — 3.8%
2,000,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$ 2,064,600
3Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/22

Principal Amount USD ($)		Value
	Maryland — (continued)
4,500,000(d)	Maryland Health & Higher Educational Facilities Authority, Maryland University Medical System, Series A, 5.00%, 7/1/43	$ 4,500,000
2,700,000	Maryland State Transportation Authority, Series A, 3.00%, 7/1/47	2,250,558
	Total Maryland	$8,815,158
	Massachusetts — 16.9%
1,490,000(b)	City of Boston, Series A, 5.00%, 3/1/39	$ 1,656,180
1,000,000(b)	Commonwealth of Massachusetts, Series C, 3.00%, 3/1/49	822,620
3,500,000	Commonwealth of Massachusetts Transportation Fund Revenue, 5.00%, 6/1/50	3,866,100
7,000,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	5,839,400
4,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, 4.00%, 7/1/41	3,960,640
2,200,000(d)	Massachusetts Development Finance Agency, Partner’s Healthcare System, Series M-4, 5.00%, 7/1/39	2,270,224
8,000,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	10,349,040
4,325,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.50%, 7/1/32	5,452,527
1,315,000	Massachusetts Housing Finance Agency, Series A-1, 4.20%, 12/1/52	1,242,215
2,790,000(b)	Town of Arlington, 2.00%, 9/15/40	1,974,399
950,000(b)	Town of Plymouth, 2.00%, 5/1/34	774,754
2,160,000(b)	Town of Rockland, 2.20%, 8/1/50	1,440,331
	Total Massachusetts	$39,648,430
	Michigan — 3.1%
2,000,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 1,834,660
305,000	Michigan Public Educational Facilities Authority, Crescent Academy, 7.00%, 10/1/36	308,968
5,000,000	Michigan State University, Series A, 5.00%, 8/15/41	5,130,450
	Total Michigan	$7,274,078
Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/224

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Minnesota — 1.2%
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.00%, 7/1/47	$ 1,010,790
1,740,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.00%, 11/15/48	1,690,688
	Total Minnesota	$2,701,478
	Montana — 0.3%
2,445,000(f)	City of Hardin, Tax Allocation, Rocky Mountain Power, Inc., Project, 6.25%, 9/1/31	$ 537,900
1,000,000(f)	Two Rivers Authority, 7.375%, 11/1/27	76,600
	Total Montana	$614,500
	New Hampshire — 1.0%
1,000,000	New Hampshire Health and Education Facilities Authority Act, Series A, 5.00%, 8/1/59	$ 1,099,590
1,375,000	New Hampshire Health and Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	1,318,749
	Total New Hampshire	$2,418,339
	New Jersey — 11.4%
7,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	$ 7,536,375
1,000,000	New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project, Series A, 5.375%, 10/1/50 (144A)	1,068,080
15,375,000(c)	New Jersey Transportation Trust Fund Authority, Series C, 12/15/27 (BHAC-CR MBIA Insured)	13,172,531
3,500,000(e)	New Jersey Turnpike Authority, RIB, Series 2016, 1/1/28 (144A) (AGM Insured)	4,957,505
	Total New Jersey	$26,734,491
	New York — 18.6%
1,500,000	Metropolitan Transportation Authority, Series C-1, 4.75%, 11/15/45	$ 1,520,550
2,000,000	Metropolitan Transportation Authority, Series C-1, 5.25%, 11/15/55	2,094,240
5,000,000	Metropolitan Transportation Authority, Series D-2, 4.00%, 11/15/48	4,446,200
3,000,000	Metropolitan Transportation Authority, Series E, 4.00%, 11/15/45	2,727,120
2,250,000	Metropolitan Transportation Authority, Series E, 5.00%, 11/15/32	2,388,735
1,325,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/34	1,364,697
5Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/22

Principal Amount USD ($)		Value
	New York — (continued)
2,500,000	New York State Dormitory Authority, Group 3, Series A, 3.00%, 3/15/41	$ 2,088,150
2,885,000	New York State Dormitory Authority, Group 3, Series A, 5.00%, 3/15/41	3,098,375
7,500,000	New York State Dormitory Authority, Series A, 4.00%, 7/1/37	7,519,800
7,500,000	New York State Dormitory Authority, Group C, Series C, 5.00%, 3/15/39	7,772,175
1,500,000	New York State Dormitory Authority, Trustees of Columbia University, 5.00%, 10/1/45	1,820,655
3,000,000	New York State Thruway Authority, Group 2, Series A-1, 4.00%, 3/15/41	2,921,910
2,000,000	New York State Urban Development Corp., Group 3, Series A, 3.00%, 3/15/49	1,564,420
1,228,828	Westchester County Healthcare Corp., Series A, 5.00%, 11/1/44	1,249,312
1,000,000	Westchester County Local Development Corp., 5.00%, 7/1/36 (144A)	939,360
	Total New York	$43,515,699
	North Carolina — 2.0%
500,000	City of Charlotte Airport Revenue, Series A, 5.00%, 7/1/42	$ 535,005
1,250,000	City of Charlotte Airport Revenue, Series A, 5.00%, 7/1/47	1,331,612
500,000	City of Charlotte Water & Sewer System Revenue, 2.00%, 7/1/41	377,335
1,000,000	City of Charlotte Water & Sewer System Revenue, 2.00%, 7/1/42	742,540
2,500,000(b)	County of Mecklenburg, 2.00%, 3/1/41	1,814,675
	Total North Carolina	$4,801,167
	Ohio — 2.2%
2,000,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 4.00%, 6/1/48	$ 1,819,360
3,500,000	Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00%, 6/1/55	3,300,500
	Total Ohio	$5,119,860
Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/226

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oregon — 4.6%
10,000,000	Medford Hospital Facilities Authority, Series A, 4.00%, 8/15/45 (AGM Insured)	$ 9,599,300
1,000,000	Oregon Health & Science University, Series A, 5.00%, 7/1/42	1,075,600
	Total Oregon	$10,674,900
	Pennsylvania — 7.4%
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	$ 1,013,410
2,710,000	Montgomery County Higher Education and Health Authority, Series B, 5.00%, 5/1/57	2,846,747
2,000,000	Pennsylvania Housing Finance Agency, Series 134A, 2.05%, 4/1/41	1,547,040
3,500,000	Pennsylvania Turnpike Commission, Series A, 5.25%, 12/1/44	3,876,145
500,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	520,500
1,000,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	973,520
470,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	497,025
6,000,000(d)	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.20%, 12/1/43	6,185,160
	Total Pennsylvania	$17,459,547
	Puerto Rico — 4.8%
80,092(b)(c)	Commonwealth of Puerto Rico, Series A, 7/1/24	$ 73,284
309,770(b)(c)	Commonwealth of Puerto Rico, Series A, 7/1/33	174,540
240,710(b)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/33	220,546
216,366(b)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/35	194,913
185,699(b)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/37	164,472
252,480(b)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/41	218,948
262,576(b)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/46	215,911
134,414(b)	Commonwealth of Puerto Rico, Series A-1, 5.25%, 7/1/23	136,766
268,084(b)	Commonwealth of Puerto Rico, Series A-1, 5.375%, 7/1/25	278,137
7Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/22

Principal Amount USD ($)		Value
	Puerto Rico — (continued)
265,656(b)	Commonwealth of Puerto Rico, Series A-1, 5.625%, 7/1/27	$ 282,592
261,346(b)	Commonwealth of Puerto Rico, Series A-1, 5.625%, 7/1/29	280,620
253,843(b)	Commonwealth of Puerto Rico, Series A-1, 5.75%, 7/1/31	278,694
1,000,000	Puerto Rico Electric Power Authority, Series AAA, 5.25%, 7/1/21	847,500
3,810,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 5.00%, 7/1/58	3,735,134
4,255,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2, 4.784%, 7/1/58	4,047,781
	Total Puerto Rico	$11,149,838
	Rhode Island — 1.4%
1,355,000(f)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 243,900
3,000,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.00%, 9/1/37	3,081,510
	Total Rhode Island	$3,325,410
	South Carolina — 2.2%
4,400,000(g)	Tobacco Settlement Revenue Management Authority, Series B, 6.375%, 5/15/30	$ 5,266,360
	Total South Carolina	$5,266,360
	South Dakota — 1.7%
4,000,000	South Dakota Health & Educational Facilities Authority, Sanford Health, Series B, 4.00%, 11/1/44	$ 4,051,120
	Total South Dakota	$4,051,120
	Texas — 18.3%
500,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	$ 535,355
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	1,056,750
1,500,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	1,551,600
6,000,000	Board of Regents of the University of Texas System, Series B, 5.00%, 8/15/49	7,183,860
5,300,000	Central Texas Regional Mobility Authority, Senior Lien, Series D, 3.00%, 1/1/46	4,194,473
2,500,000(b)	County of Harris, Series A, 5.00%, 10/1/26	2,719,225
5,000,000(e)	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	4,757,950
Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/228

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Texas — (continued)
3,000,000(d)	Houston Higher Education Finance Corp., St. John’s School Project, Series A, 5.00%, 9/1/38	$ 3,018,660
3,355,000	North Texas Tollway Authority, Series A, 5.00%, 1/1/30	3,528,755
2,000,000(b)(d)	Richardson Independent School District, School Building, 5.00%, 2/15/38 (PSF-GTD Insured)	2,040,780
6,960,000(f)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.00%, 7/1/38	1,713,900
972,251	Texas Department of Housing & Community Affairs, 2.30%, 7/1/37 (FNMA HUD SECT 8 Insured)	836,515
1,000,000(e)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 12/1/30	543,460
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/32	374,402
3,365,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC, 7.00%, 12/31/38	3,497,043
1,165,000	Texas Water Development Board, St. Water Implementation Fund, 4.00%, 10/15/44	1,170,068
4,000,000(b)(d)	Tyler Independent School District, School Building, 5.00%, 2/15/38 (PSF-GTD insured)	4,079,080
	Total Texas	$42,801,876
	Utah — 2.5%
1,000,000	City of Salt Lake City Airport Revenue, Series B, 5.00%, 7/1/36	$ 1,068,590
5,000,000	County of Utah, IHC Health Services, Inc., Series B, 4.00%, 5/15/47	4,756,850
	Total Utah	$5,825,440
	Vermont — 0.8%
2,000,000	Vermont Educational & Health Buildings Financing Agency, Green Bond, 4.00%, 12/1/42	$ 1,979,980
	Total Vermont	$1,979,980
	Virginia — 14.4%
3,235,000(b)	City of Alexandria, Series A, 3.00%, 7/15/46 (ST AID WITHHLDG Insured)	$ 2,711,933
2,275,000(b)	County of Arlington, 4.00%, 8/15/35	2,339,565
4,000,000(b)	County of Fairfax, Series A, 2.00%, 10/1/34 (ST AID WITHHLDG insured)	3,241,840
9,550,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	9,530,422
5,000,000	University of Virginia, Multi Year Capital Project, Series A, 4.00%, 8/1/48	5,034,750
9Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/22

Principal Amount USD ($)		Value
	Virginia — (continued)
5,000,000	University of Virginia, Series A, 5.00%, 4/1/42	$ 5,431,550
4,955,000	Virginia College Building Authority, Series A, 3.00%, 2/1/36	4,377,594
1,000,000	Virginia Public Building Authority, Series A, 4.00%, 8/1/40	1,020,050
	Total Virginia	$33,687,704
	Washington — 6.8%
1,335,000	Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.00%, 11/1/46	$ 1,598,756
3,000,000	City of Seattle Water System Revenue, 4.00%, 8/1/32	3,144,240
2,500,000(b)	King County School District No 411 Issaquah, 4.00%, 12/1/31 (SCH BD GTY Insured)	2,603,625
3,435,000(b)	State of Washington, 5.00%, 6/1/41	3,833,254
2,500,000	University of Washington, Series B, 5.00%, 6/1/29	2,684,975
1,000,000	Washington Health Care Facilities Authority, Series A, 4.00%, 8/1/44	941,540
1,100,000(d)	Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47 (144A)	1,113,651
	Total Washington	$15,920,041
	Wisconsin — 1.2%
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	$ 767,287
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37	1,026,340
1,000,000(e)	Public Finance Authority, SearStone CCRC Project, Series A, 5.613%, 6/1/47	935,350
	Total Wisconsin	$2,728,977
	Total Municipal Bonds (Cost $441,954,153)	$417,380,103

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 178.1% (Cost $441,954,153)	$417,380,103
	OTHER ASSETS AND LIABILITIES — (78.1)%	$(183,005,075)
	net assets — 100.0%	$234,375,028

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corporation.
BHAC-CR MBIA	Berkshire Hathaway Assurance Corp.
FNMA	Federal National Mortgage Association.
Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/2210

Schedule of Investments  |  6/30/22
(unaudited) (continued)
FNMA HUD SECT 8	Federal National Mortgage Association U.S. Department of Housing and Urban Development Section 8.
GNMA	Government National Mortgage Association.
PSF-GTD	Permanent School Fund Guaranteed.
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at June 30, 2022.
SCH BD GTY	School Board Guaranty.
ST AID WITHHLDG	State Aid Withholding.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2022, the value of these securities amounted to $23,910,480, or 10.2% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Represents a General Obligation Bond.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2022.
(f)	Security is in default.
(g)	Escrow to maturity.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
11Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/22

The following is a summary of the inputs used as of June 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$417,380,103	$—	$417,380,103
Total Investments in Securities	$—	$417,380,103	$—	$417,380,103
During the period ended June 30, 2022, there were no transfers in or out of Level 3.
Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/2212